02.28 VIP Contrafund Portfolio Initial, Service, Service 2 PRO-07 | Contrafund® Portfolio
Fund Summary Fund/Class: VIP Contrafund℠ Portfolio/Initial Class, Service Class, Service Class 2
Investment Objective
The fund seeks long-term capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees
Shareholder Fees {- Contrafund® Portfolio}	02.28 VIP Contrafund Portfolio Initial, Service, Service 2 PRO-07 Contrafund® Portfolio USD ($)
(fees paid directly from your investment)

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Contrafund® Portfolio} - 02.28 VIP Contrafund Portfolio Initial, Service, Service 2 PRO-07 - Contrafund® Portfolio	VIP Contrafund Portfolio-Initial VIP	VIP Contrafund Portfolio-Service VIP	VIP Contrafund Portfolio-Service 2 VIP
Management fee	0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) fees	none	0.10%	0.25%
Other expenses	0.08%	0.08%	0.08%
Total annual operating expenses	0.62%	0.72%	0.87%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Sell All Shares
Expense Example {- Contrafund® Portfolio} - 02.28 VIP Contrafund Portfolio Initial, Service, Service 2 PRO-07 - Contrafund® Portfolio - USD ($)	VIP Contrafund Portfolio-Initial VIP	VIP Contrafund Portfolio-Service VIP	VIP Contrafund Portfolio-Service 2 VIP
1 year	$ 63	$ 74	$ 89
3 years	199	230	278
5 years	346	401	482
10 years	$ 774	$ 894	$ 1,073

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in common stocks.
  Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	18.85%	June 30, 2009
Lowest Quarter Return	-23.07%	December 31, 2008

Average Annual Returns
For the periods ended December 31, 2017
Average Annual Total Returns{- Contrafund® Portfolio} - 02.28 VIP Contrafund Portfolio Initial, Service, Service 2 PRO-07 - Contrafund® Portfolio	Past 1 year	Past 5 years	Past 10 years
VIP Contrafund Portfolio-Initial VIP | Return Before Taxes	21.88%	14.26%	7.29%
VIP Contrafund Portfolio-Service VIP | Return Before Taxes	21.76%	14.14%	7.18%
VIP Contrafund Portfolio-Service 2 VIP | Return Before Taxes	21.59%	13.97%	7.02%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%